Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	$ 121,198	$ 68,805	$ 62,126
Canada Revenue Agency [Member]
Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	18,078	1,977	22,438
Internal Revenue Service (IRS) [Member]
Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	7,974	3,154	8,713
Australian Taxation Office [Member]
Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	42,224	33,061	25,800
Foreign Tax Authority [Member]
Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	$ 52,922	$ 30,613	$ 5,175